1. Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unpaid principal balances of mortgage loans serviced for others	$ 578	$ 729	$ 866
Compensation expense for restricted stock units	$ 27	$ 270	$ 85
Building Improvements | Minimum
Estimated useful lives	10 years
Building Improvements | Maximum
Estimated useful lives	50 years
Furniture and equipment | Minimum
Estimated useful lives	3 years
Furniture and equipment | Maximum
Estimated useful lives	10 years